Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 20-2451671 002 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]
(1)	Description of Plan

The following description of the ServisFirst Bank 401(k) Profit Sharing Plan and Trust (the “Plan”) provides only general information. Participants should refer to the plan document for a complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering all employees of ServisFirst Bank (the “Company”) who have attained age 21 except union employees whose employment is governed under a collective bargaining agreement and certain nonresident aliens who have no earned income from sources within the United States. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Contributions

Participants contribute a percentage of pretax and Roth after-tax annual compensation (as defined by the Plan), not to exceed federal limits. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. The Company contributes a safe harbor matching contribution equal to 100 percent of participant salary deferrals that do not exceed 4% of compensation. The Company may also contribute discretionary matching or profit- sharing contributions as determined by the Company’s Board of Directors. No such discretionary contributions were made during 2025 or 2024.

Investment Options

Participants direct the investment of their accounts into various investment options offered by the Plan. The Plan currently offers investments in various mutual funds, a money market fund, a stable value investment contract and the common stock of ServisFirst Bancshares, Inc., the Company’s parent company.

Participant Accounts

Each participant’s account is credited with the participant’s contribution, the Company’s contribution, plan earnings or losses from that account’s investment activities, and is charged with benefit payments and allocations of administrative expenses. Allocations are based on participant earnings or account balance, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Administration

The Plan is administered by the Senior Vice President of Human Resources of the Company (the “plan administrator”). The plan administrator is responsible for general administration of the Plan and interpretation and execution of the Plan’s provisions. Charles Schwab Trust Bank serves as the custodian of the Plan’s assets and as the plan trustee. Envestnet Retirement Services serves as an investment advisor. Schwab Retirement Plan Services, Inc. serves as the recordkeeper and third-party administrator (“TPA”) for the Plan.

Payment of Benefits

On termination of service due to separation, death, disability, or retirement, a participant may elect to receive a lump-sum amount equal to the value of the participant’s vested interest in his or her account. A participant may also elect installment payments over a fixed reasonable period of time for required minimum distributions only. A participant may obtain an in-service or hardship withdrawal from his or her tax-deferred contributions subject to certain conditions and penalties (as defined by the Plan).

Vesting

Participants are immediately vested in their voluntary and safe harbor matching contributions plus actual earnings thereon. Vesting in the Company’s discretionary contribution portion of their accounts plus earnings thereon is based on years of continuous service. A participant is 100 percent vested in discretionary contributions after five years of credited service.

Forfeited Accounts

Forfeitures of terminated, nonvested participant accounts may first be used to pay plan expenses and then may be used to reduce current or future Company discretionary contributions or reallocated to participant accounts as an additional Company contribution. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $1,474 and $4,592, respectively. All forfeitures were used to reduce the Company’s matching contributions in 2025 and 2024.

Notes Receivable from Participants

The Plan does not permit loans to participants.

Plan Termination

Although the Company has not expressed any intent to do so, it has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants would become 100 percent vested in their Company contributions.

Administrative Expenses

Certain administrative expenses, including accounting fees, have been paid by the Company. Contract administrative fees are paid by the Participants.